OTHER LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Benefit plans	$ 97,122	$ 100,220
Termination payment plans	67,128	177,618
Total	164,250	277,838
Termination payment plans	154,046	266,150
Dividends payable to related parties (Note 19)	1,824,337	0
Dividends payable to third parties	1,750,294	23,020
Others	23,378	22,365
Total	$ 3,752,055	$ 311,535